RELATED PARTY TRANSACTIONS - Disclosure of detailed information about related party transactions (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Related Parties Transactions
Exploration and evaluation expenditures	$ 0	$ 254,242
Management and directors fees	2,067,000	1,987,584
Share-based compensation	10,818,516	6,662,194
Total related party transactions	$ 12,885,516	$ 8,904,020